Loans Receivable and Allowance for Loan Losses (Summary Of Amount Of Loans In Each Category That Were Individually And Collectively Evaluated For Impairment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 1,247	$ 2,624
Loans acquired with deteriorated credit quality	1,174	1,386
Collectively evaluated for impairment	761,914	710,095
Total Loans	764,335	714,105
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	23	23
Loans acquired with deteriorated credit quality	833	821
Collectively evaluated for impairment	234,903	236,333
Total Loans	235,759	237,177
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	1,224	2,601
Loans acquired with deteriorated credit quality	341	565
Collectively evaluated for impairment	341,369	317,021
Total Loans	342,934	320,187
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	17,228	19,709
Total Loans	17,228	19,709
Commercial, Financial And Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	97,461	85,508
Total Loans	97,461	85,508
Consumer Loans To Individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	70,953	51,524
Total Loans	$ 70,953	$ 51,524